INTANGIBLE ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Amortization of intangible assets	¥ 778	$ 110	¥ 778	¥ 778
Estimated amortization expense - year one	778
Estimated amortization expense - year two	778
Estimated amortization expense - year three	778
Estimated amortization expense - year four	778
Estimated amortization expense - year five	778
Impairment of intangible assets	0		0
IPR And D TJ103
Amortization of intangible assets	¥ 778		¥ 778	¥ 778